UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
September 30, 2009

Shares		Description (1)	Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 79.5% (62.2% of Total Investments)
		Capital Markets – 7.8%
60,700		Ameriprise Financial, Inc.	7.750%		A	$ 1,502,325
136,600		Credit Suisse	7.900%		Aa3	3,421,830
388,759		Deutsche Bank Capital Funding Trust II	6.550%		Aa3	8,062,858
12,200		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A2	252,540
		Total Capital Markets				13,239,553
		Commercial Banks – 10.7%
30,100		ASBC Capital I	7.625%		A3	633,605
110,171		Banco Santander Finance	10.500%		A2	2,983,424
246,100		Banesto Holdings, Series A, 144A	10.500%		Baa1	5,429,581
37,400		BB&T Capital Trust VI	9.600%		A2	1,024,760
44,500		Cobank Agricultural Credit Bank, 144A	7.000%		N/R	1,546,375
16,000		Cobank Agricultural Credit Bank	0.000%		A	737,000
112,302		HSBC Finance Corporation	6.875%		A	2,695,248
8,000		Merrill Lynch Capital Trust I	6.450%		Baa3	149,040
5,500		Merrill Lynch Capital Trust II	6.450%		Baa3	102,355
25,000		Merrill Lynch Capital Trust III	7.375%		Baa3	527,250
100,278		National City Capital Trust II	6.625%		Baa1	2,159,988
900		Zions Capital Trust B	8.000%		B	18,882
		Total Commercial Banks				18,007,508
		Diversified Financial Services – 2.9%
73,500		BAC Capital Trust XII	6.875%		Baa3	1,547,910
53,800		Countrywide Capital IV Trust	6.750%		Baa3	1,085,146
113,800		ING Groep N.V	7.050%		Ba1	1,780,970
22,580		National Rural Utilities Cooperative Finance Corporation	5.950%		A3	550,952
		Total Diversified Financial Services				4,964,978
		Diversified Telecommunication Services – 1.4%
56,109		AT&T Inc.	6.375%		A	1,500,916
600		BellSouth Capital Funding (CORTS)	7.120%		A	14,175
4,600		BellSouth Corporation (CORTS)	7.000%		A	107,669
26,600		Verizon Communications (CORTS)	7.625%		A	680,295
		Total Diversified Telecommunication Services				2,303,055
		Electric Utilities – 5.2%
22,013		Entergy Louisiana LLC	7.600%		A-	558,030
196,647		Entergy Mississippi Inc.	7.250%		A-	4,985,001
78,100		Entergy Texas Inc.	7.875%		BBB+	2,108,700
14,800		FPL Group Capital Inc.	6.600%		A3	376,512
31,800		PPL Energy Supply LLC	7.000%		BBB	828,390
		Total Electric Utilities				8,856,633
		Food Products – 0.5%
11,000		Dairy Farmers of America Inc., 144A	7.875%		BBB-	796,469
		Insurance – 20.8%
319,390		Aegon N.V.	6.375%		BBB	5,327,425
75,054		Allianz SE	8.375%		A+	1,798,294
189,283		Arch Capital Group Limited	8.000%		BBB-	4,637,434
53,300		Berkley WR Corporation, Capital Trust II	6.750%		BBB-	1,256,814
139,100		Delphi Financial Group, Inc.	8.000%		BBB+	3,129,750
90,400		Delphi Financial Group, Inc.	7.376%		BBB-	1,537,704
108,767		EverestRe Capital Trust II	6.200%		Baa1	2,438,556
142,875		Financial Security Assurance Holdings	6.250%		A+	2,147,597
172,000		PartnerRe Limited, Series C	6.750%		BBB+	4,031,680
74,943		PLC Capital Trust III	7.500%		BBB	1,564,810
25,300		PLC Capital Trust IV	7.250%		BBB	531,047
8,500		PLC Capital Trust V	6.125%		BBB	156,230
153,163		Protective Life Corporation	7.250%		BBB	3,199,575
67,144		Prudential PLC	6.750%		A-	1,589,970
73,466		RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	1,749,225
		Total Insurance				35,096,111
		Media – 4.1%
58,700		CBS Corporation	6.750%		BBB-	1,239,744
247,414		Viacom Inc.	6.850%		BBB	5,779,591
		Total Media				7,019,335
		Multi-Utilities – 3.7%
105,500		Dominion Resources Inc.	8.375%		BBB	2,829,510
131,200		Xcel Energy Inc.	7.600%		Baa2	3,408,576
		Total Multi-Utilities				6,238,086
		Oil, Gas & Consumable Fuels – 2.6%
192,900		Nexen Inc.	7.350%		BB+	4,425,126
		Pharmaceuticals – 0.2%
8,600		Bristol-Myers Squibb Company (CORTS)	6.250%		A+	213,538
3,100		Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	79,546
		Total Pharmaceuticals				293,084
		Real Estate/Mortgage – 17.3%
87,000		Developers Diversified Realty Corporation, Series G	8.000%		Ba1	1,653,000
25,334		First Industrial Realty Trust, Inc., Series J	7.250%		B2	380,010
140,129		HRPT Properties Trust, Series B	8.750%		Baa3	3,307,044
48,011		HRPT Properties Trust, Series C	7.125%		Baa3	961,660
172,736		Kimco Realty Corporation, Series G	7.750%		Baa2	4,206,122
12,000		Prologis Trust, Series G	6.750%		Baa3	236,400
14,000		Public Storage, Inc., Series H	6.950%		Baa1	321,860
26,299		Public Storage, Inc., Series X	6.450%		Baa1	562,010
77,300		Public Storage, Inc., Series Y	6.850%		Baa1	1,768,238
109,620		Public Storage, Inc.	6.750%		Baa1	2,481,797
28,100		Realty Income Corporation	6.750%		Baa2	677,210
30,772		Regency Centers Corporation	7.450%		BBB-	698,524
69,809		Regency Centers Corporation	7.250%		BBB-	1,549,760
32,500		United Dominion Realty Trust	6.750%		Baa3	679,250
150,320		Vornado Realty LP	7.875%		BBB	3,758,000
80,367		Wachovia Preferred Funding Corporation	7.250%		A-	1,634,665
212,035		Weingarten Realty Trust	8.100%		BBB	4,389,125
		Total Real Estate/Mortgage				29,264,675
		Wireless Telecommunication Services – 2.3%
152,790		United States Cellular Corporation	8.750%		Baa2	3,857,948
		Total $25 Par (or similar) Preferred Securities (cost $148,268,714)				134,362,561

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 41.2% (32.1% of Total Investments)
		Capital Markets – 0.6%
700		MUFG Capital Finance	4.850%	7/25/56	A2	$ 845,156
		Commercial Banks – 21.9%
1,800		AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,282,664
3,100		Barclays Bank PLC, 144A	8.550%	6/15/15	BBB+	2,852,000
500		Barclays Bank PLC, 144A	7.434%	12/15/57	BBB+	445,000
700		BBVA International Unipersonal	5.919%	4/18/58	A2	525,741
4,250		Credit Agricole, S.A, 144A	6.637%	5/30/49	Aa3	3,081,250
5,000		Credit Agricole, S.A	9.750%	12/26/54	Aa3	5,187,500
1,000		First Empire Capital Trust I	8.234%	2/01/27	Baa1	674,760
8,485		First Union Capital Trust II, Series A	7.950%	11/15/29	A-	8,057,967
1,300		Fulton Capital Trust I	6.290%	2/01/36	Baa2	795,122
2,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	1,660,840
5,000		Rabobank Nederland, 144A	11.000%	12/31/49	Aa2	6,142,100
1,200		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	986,650
60		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Ba1	57,831
—	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	BB+	5,315,625
		Total Commercial Banks				37,065,050
		Diversified Financial Services – 2.5%
2,000		JP Morgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A1	1,863,126
2,340		JPM Chase Capital XXV	6.800%	10/01/37	A1	2,362,265
		Total Diversified Financial Services				4,225,391
		Diversified Telecommunication Services – 3.1%
5		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	5,276,438
		Insurance – 11.6%
2,300		AXA SA, 144A	6.463%	12/14/49	BBB+	1,817,000
5,000		AXA SA, 144A	6.379%	6/14/57	BBB+	4,050,000
1,850		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	1,544,750
1,700		Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	1,530,000
1,000		MetLife Capital Trust IV, 144A	7.875%	12/15/37	Baa1	955,000
600		National Financial Services Inc.	6.750%	5/15/37	Baa2	452,809
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	265,853
2,400		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	1,446,958
1,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	1,312,000
2,000		Progressive Corporation	6.700%	6/15/67	A2	1,721,860
1,500		Prudential Financial Inc.	8.875%	6/15/18	BBB+	1,492,500
500		Prudential PLC	6.500%	6/29/49	A-	410,000
3,000		XL Capital, Limited	6.500%	10/15/57	BBB-	2,190,000
504		ZFS Finance USA Trust V	6.500%	5/09/67	A	418,320
		Total Insurance				19,607,050
		Road & Rail – 1.5%
2,785		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB-	2,596,472
		Total Capital Preferred Securities (cost $76,319,694)				69,615,557

Shares		Description (1)				Value
		Investment Companies – 4.0% (3.1% of Total Investments)
172,099		Blackrock Preferred Income Strategies Fund				$ 1,550,612
11,507		Blackrock Preferred Opportunity Trust				117,486
215,941		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				2,794,277
157,399		John Hancock Preferred Income Fund III				2,241,362
		Total Investment Companies (cost $11,060,770)				6,703,737

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Short-Term Investments – 3.3% (2.6% of Total Investments)
		U.S. Government and Agency Obligations – 0.9% (0.7% of Total Investments)
$ 500		U.S Treasury Notes	3.625%	10/31/09	AAA	$ 501,583
1,000		U.S Treasury Notes	3.215%	11/30/09	AAA	1,005,157
1,500		Total U.S. Government and Agency Obligations				1,506,740
		Repurchase Agreement – 2.4% (1.9% of Total Investments)
4,065		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $4,065,245, collateralized by $4,125,000 U.S. Treasury Notes, 1.375%, due 5/15/12, value $4,150,781	0.010%	10/01/09	N/A	4,065,244
		Total Short-Term Investments (cost $5,582,114)				5,571,984
		Total Investments (cost $241,231,292) – 128.0%				216,253,839
		Borrowings – (21.6)% (4), (5)				(46,700,000)
		Other Assets Less Liabilities – (0.4)%				(644,923)
		Net Assets Applicable to Common Shares – 100%				$168,908,916

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$118,057,459	$85,920,659	$ –	$203,978,118
Investment Companies	6,703,737	–	–	6,703,737
Short-Term Investments	5,571,984	–	–	5,571,984
Total	$130,333,180	$85,920,659	$ –	$216,253,839

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments was $241,666,452.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation				$ 5,908,961
Depreciation				(31,321,574)

Net unrealized appreciation (depreciation) of investments				$ (25,412,613)

(1)				All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)				Principal Amount (000) rounds to less then $1,000.
(4)				Borrowings as a percentage of Total Investments is 21.6%.
(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2009, investments with a value of $166,069,752 have been pledged as collateral for Borrowings.

N/A				Not applicable.
N/R				Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS				Corporate Backed Trust Securities
PPLUS				PreferredPlus Trust

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009

*                      Print the name and title of each signing officer under his or her signature.